Shareholder Report, Line Graph (Details) LMF6000_Western Asset Short Duration Municipal Income Fund_Class C2_TSR Annual {Class C2} - USD ($)							12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Nov. 02, 2020	Feb. 28, 2026
Class C2
Account Value [Line Items]
Line Graph and Table Measure Name							Class C2
Accumulated Value	$ 10,217	$ 9,941	$ 9,656	$ 9,848	$ 10,039	$ 10,000	$ 10,609
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value	10,196	9,903	9,394	9,898	9,964	10,000	$ 10,702
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal 3 Year (2-4) Index
Accumulated Value	$ 10,379	$ 10,046	$ 9,701	$ 9,867	$ 10,009	$ 10,000	$ 10,833